INVESTMENTS (EQUITY METHOD INVESTMENTS) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule of Equity Method Investments [Line Items]
Equity method investments, fair value				$ 0	$ 1
Investments in and Advances to Affiliates, at Fair Value [Roll Forward]
Balance at January 1,	$ 63	$ 63
Equity in earnings (loss) of AllianceBernstein	6	5	$ 1
Dividends received	(5)	(5)
Other	0	0
Balance at December 31,	64	63	63
Equity Method Investment, Summarized Financial Information [Abstract]
Total Assets				8,740	7,436
Total Liabilities				4,279	3,368
Redeemable non-controlling interest				393	13
Total Partner's Capital				4,068	4,055
Total Liabilities and Partners' Capital				8,740	7,436
MLOA's Equity investment in AllianceBernstein	63	63	63	$ 64	63
Equity Method Investment, Summarized Financial Information, Income Statement [Abstract]
Total Revenues	3,029	3,021	3,005
Total Expenses	2,306	2,390	2,397
Net Earnings (Loss)	695	587	570
MLOA's Equity in earnings (loss) of AllianceBernstein	$ 6	$ 5	$ 1
AB Investment
Schedule of Equity Method Investments [Line Items]
Investments units in Alliance Bernstein				2.6
Equity method investment, ownership percentage				1.00%
Equity method investments, fair value				$ 61	$ 62